UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 9/30/10

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 91.3%
	EQUITY FUNDS - 91.3%
10,992	iShares Dow Jones Transportation Average Index Fund	$ 897,496
105,219	iShares Russell 2000 Index Fund	7,099,126
23,572	iShares S&P Europe 350 Index Fund	892,200
8,800	Oil Services HOLDRS Trust	995,720
190,961	ProShares Short Dow30 *	9,196,682
18,560	SPDR S&P Metals & Mining ETF	992,589
15,998	SPDR S&P MidCap 400 ETF Trust	2,329,149
28,108	Utilities Select Sector SPDR Fund	881,186
	TOTAL EXCHANGE TRADED FUNDS (Cost $22,890,412)	23,284,148

	SHORT-TERM INVESTMENTS - 8.8%
	MONEY MARKET FUND - 8.8%
2,246,649	HighMark Diversified Money Market Fund, 0.08% ** (Cost $2,246,649)	2,246,649

	TOTAL INVESTMENTS - 100.1% (Cost $25,137,061)(a)	$ 25,530,797
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(14,821)
	NET ASSETS - 100.0%	$ 25,515,976

ETF - Exchange Traded Fund
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 450,693
	Unrealized Depreciation:	(56,957)
	Net Unrealized Appreciation:	$ 393,736

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2010  for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 23,284,148	$ -	$ -	$ 23,284,148
Short-Term Investments	2,246,649	-	-	2,246,649
Total	$ 25,530,797	$ -	$ -	$ 25,530,797

The Fund did not hold any Level 3 securities during the period.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 70.2%
	DEBT FUNDS - 70.2%
5,643	iShares Barclays 7-10 Year Treasury Bond Fund	$ 558,713
137,221	iShares Barclays Aggregate Bond Fund	14,909,062
15,708	iShares Barclays TIPS Bond Fund	1,712,643
9,860	iShares iBoxx $ High Yield Corporate Bond Fund	884,343
13,126	iShares iBoxx Investment Grade Corporate Bond Fund	1,484,419
13,047	iShares JPMorgan USD Emerging Markets Bond Fund	1,452,784
14,559	iShares S&P US Preferred Stock Index Fund	579,157
	TOTAL EXCHANGE TRADED FUNDS (Cost $21,530,460)	21,581,121

	SHORT-TERM INVESTMENTS - 46.4%
	MONEY MARKET FUND - 46.4%
14,266,899	HighMark Diversified Money Market Fund, 0.08% * (Cost $14,266,899)	14,266,899

	TOTAL INVESTMENTS - 116.6% (Cost $35,797,359)(a)	$ 35,848,020
	LIABILITIES LESS OTHER ASSETS - (16.6) %	(5,105,418)
	NET ASSETS - 100.0%	$ 30,742,602

TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 53,825
	Unrealized Depreciation:	(3,164)
	Net Unrealized Appreciation:	$ 50,661

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2010  for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,581,121	$ -	$ -	$ 21,581,121
Short-Term Investments	14,266,899	-	-	14,266,899
Total	$ 35,848,020	$ -	$ -	$ 35,848,020

The Fund did not hold any Level 3 securities during the period.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 75.0%
	DEBT FUNDS - 19.0%
14,375	iShares Barclays TIPS Bond Fund	$ 1,567,306
17,725	iShares iBoxx $ High Yield Corporate Bond Fund	1,589,755
50,391	iShares S&P US Preferred Stock Index Fund	2,004,554
		5,161,615
	EQUITY FUNDS - 56.0%
14,778	Energy Select Sector SPDR Fund	828,455
12,667	iShares Dow Jones US Basic Materials Sector Index Fund	818,161
37,608	iShares MSCI EAFE Index Fund	2,065,431
46,827	iShares MSCI Emerging Markets Index Fund	2,096,445
12,456	iShares Russell Midcap Growth Index Fund	620,558
15,317	iShares Russell Midcap Value Index Fund	618,347
41,738	Powershares QQQ	2,048,501
48,605	Rydex S&P Equal Weight ETF	2,059,880
17,881	SPDR S&P 500 ETF Trust	2,040,580
18,816	SPDR S&P Metals & Mining ETF	1,006,280
7,128	SPDR S&P MidCap 400 ETF Trust	1,037,765
		15,240,403

	TOTAL EXCHANGE TRADED FUNDS (Cost $20,004,132)	20,402,018

	SHORT-TERM INVESTMENTS - 25.0%
	MONEY MARKET FUND - 25.0%
6,791,515	HighMark Diversified Money Market Fund, 0.08% * (Cost $6,791,515)	6,791,515

	TOTAL INVESTMENTS - 100.0% (Cost $26,795,647)(a)	$ 27,193,533
	LIABILITIES LESS OTHER ASSETS - 0.0%	(9,791)
	NET ASSETS - 100.0%	$ 27,183,742

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 402,803
	Unrealized Depreciation:	(4,917)
	Net Unrealized Appreciation:	$ 397,886

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2010  for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,402,018	$ -	$ -	$ 20,402,018
Short-Term Investments	6,791,515	-	-	6,791,515
Total	$ 27,193,533	$ -	$ -	$ 27,193,533

The Fund did not hold any Level 3 securities during the period.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 82.2%
	DEBT FUNDS - 14.7%
3,852	iShares iBoxx Investment Grade Corporate Bond Fund	$ 435,623
29,126	iShares S&P US Preferred Stock Index Fund	1,158,632
9,946	ProShares Short 20+ Year Treasury *	400,326
14,575	SPDR Barclays Capital High Yield Bond ETF	583,146
		2,577,727
	EQUITY FUNDS - 67.5%
7,902	Energy Select Sector SPDR Fund	442,986
5,006	iShares Dow Jones Transportation Average Index Fund	408,740
13,662	iShares Dow Jones US Basic Materials Sector Index Fund	882,429
404	iShares Dow Jones US Technology Sector Index Fund	23,371
7,864	iShares MSCI Brazil Index Fund	604,977
26,044	iShares MSCI Emerging Markets Index Fund	1,165,990
41,202	iShares MSCI Japan Index Fund	407,488
4,667	iShares Nasdaq Biotechnology Index Fund	402,295
17,259	iShares Russell 2000 Index Fund	1,164,465
10,695	iShares S&P Europe 350 Index Fund	404,806
15,672	Market Vectors - Gold Miners ETF	876,535
3,600	Oil Services HOLDRS Trust	407,340
17,885	Powershares QQQ	877,796
19,229	ProShares Short Russell2000 *	729,356
20,531	Rydex S&P Equal Weight ETF	870,104
27,830	SPDR S&P Homebuilders ETF	439,992
7,616	SPDR S&P Metals & Mining ETF	407,304
4,981	SPDR S&P MidCap 400 ETF Trust	725,184
17,532	Utilities Select Sector SPDR Fund	549,628
		11,790,786

	TOTAL EXCHANGE TRADED FUNDS (Cost $14,262,801)	14,368,513

	SHORT-TERM INVESTMENTS - 17.8%
	MONEY MARKET FUND - 17.8%
3,118,913	HighMark Diversified Money Market Fund, 0.08% ** (Cost $3,118,913)	3,118,913

	TOTAL INVESTMENTS - 100.0% (Cost $17,381,714)(a)	$ 17,487,426
	LIABILITIES LESS OTHER ASSETS - 0.0%	(5,875)
	NET ASSETS - 100.0%	$ 17,481,551

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 139,899
	Unrealized Depreciation:	(34,187)
	Net Unrealized Appreciation:	$ 105,712

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2010  for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,368,513	$ -	$ -	$ 14,368,513
Short-Term Investments	3,118,913	-	-	3,118,913
Total	$ 17,487,426	$ -	$ -	$ 17,487,426

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       10/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       10/29/10

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       10/29/10